NOTES RELATED TO THE CONSOLIDATED STATEMENT OF INCOME (LOSS) - Summary of Subscription Warrants - SO Plan (Details) € / shares in Units, € in Thousands	1 Months Ended
	Dec. 31, 2021 EUR (€) shares year € / shares	Jul. 31, 2021 EUR (€) year shares € / shares	Jun. 30, 2021 EUR (€) year shares € / shares	Nov. 30, 2020 EUR (€) year shares € / shares	Jul. 31, 2020 EUR (€) shares year € / shares	Feb. 29, 2020 EUR (€) year shares € / shares
SO2019
Disclosure Of Subscription Warrants [Line Items]
Number of options granted (in shares) | shares						41,950
Exercise price (in euro per share) | € / shares						€ 5.87
Price of underlying share (euro per share) | € / shares						€ 5.51
Expected dividends						0.00%
Volatility						41.35%
Fair value (in thousands of euros) | €						€ 84
SO2019 | Tranche one
Disclosure Of Subscription Warrants [Line Items]
Expected term | year						6
SO2019 | Tranche two
Disclosure Of Subscription Warrants [Line Items]
Expected term | year						6,500
SO2020
Disclosure Of Subscription Warrants [Line Items]
Number of options granted (in shares) | shares			57,000	75,000	374,000
Exercise price (in euro per share) | € / shares			€ 4.78	€ 6.14	€ 6.88
Price of underlying share (euro per share) | € / shares			€ 4.37	€ 6.37	€ 6.56
Expected dividends			0.00%	0.00%	0.00%
Volatility			44.30%	44.32%	43.41%
Fair value (in thousands of euros) | €			€ 96	€ 199	€ 951
SO2020 | Tranche one
Disclosure Of Subscription Warrants [Line Items]
Expected term | year			6	6	6
SO2020 | Tranche two
Disclosure Of Subscription Warrants [Line Items]
Expected term | year			6,500	6,500	6,500
SO2021
Disclosure Of Subscription Warrants [Line Items]
Number of options granted (in shares) | shares	149,000	377,550
Exercise price (in euro per share) | € / shares	€ 2.14	€ 3.71
Price of underlying share (euro per share) | € / shares	€ 2.10	€ 3.55
Expected dividends	0.00%	0.00%
Volatility	45.82%	44.25%
Fair value (in thousands of euros) | €	€ 131	€ 533
SO2021 | Tranche one
Disclosure Of Subscription Warrants [Line Items]
Expected term | year	6	6
SO2021 | Tranche two
Disclosure Of Subscription Warrants [Line Items]
Expected term | year	6,500	6,500